Common shares (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Change in common shares
Share capital as of December 31, 2023 and December 31, 2022 was as follows:

	Issued and fully paid share capital
	Shares	Par value each	$ thousands
As at January 1, 2022 and balance before reorganization and fresh start adjustments	100,384,435	$0.10	10,038
Cancellation of Predecessor equity	(100,384,435)	$0.10	(10,038)
Issuance of Successor common stock	49,999,998	$0.01	500
As at February 22, 2022 (Predecessor)	49,999,998	$0.01	500
As at February 23, 2022, and December 31, 2022 (Successor)	49,999,998	$0.01	500
Share issued to Aquadrill unitholders and equity award holders	29,866,543	$0.01	299
Share repurchased and cancelled	(5,817,579)	$0.01	(58)
As at December 31, 2023 (1)	74,048,962	$0.01	741
(1) Total Shares in issue of 74,048,962 includes 343,619 Shares repurchased in December 2023 and pending cancellation. These Shares are considered retired for accounting purposes.